UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number   811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	02/28/10

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 28, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.0%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,093,400
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.00	12/1/24	2,500,000	2,693,300
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	6,310,000	7,156,676
Huntsville Health Care Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/13	1,600,000	1,724,304
Alaska--1.1%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,119,973
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,745,574
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,793,405
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	6.20	6/1/10	970,000 a	982,474
Arizona--1.8%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000	12,197,691
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	3,260,000	3,143,129
California--11.1%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	700,000	717,703
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000 b	951,406
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000	6,627,180
California,
Economic Recovery Bonds	5.00	7/1/20	7,500,000	8,279,775

California,
GO (Various Purpose)	5.25	10/1/20	18,060,000	19,396,801
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,681,125
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000	2,758,850
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,000,000	3,463,230
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000	3,126,900
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	4,597,500
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	3,900,000	3,568,305
California Housing Finance Agency,
Home Mortgage Revenue	4.95	8/1/23	3,000,000	2,844,630
California Housing Finance Agency,
Home Mortgage Revenue	4.70	8/1/26	3,000,000	2,700,360
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000	3,179,946
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000	3,183,426
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000 b	5,628,891
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000 b	1,131,142
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	1,998,380
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	4.88	7/1/22	2,890,000	2,843,760
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000 b	2,515,836
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/26	2,675,000	2,899,005
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset

Securitization Corporation)	4.75	6/1/25	2,050,000	1,884,442
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000	2,120,140
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000	2,799,350
Colorado--2.3%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000	6,060,843
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/10	2,000,000	2,094,300
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/11	2,040,000	2,247,407
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	7,000,000	7,456,400
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000 b	1,866,840
District of Columbia--2.2%
District of Columbia,
GO (Insured; National Public
Finance Guarantee Corp.)	6.00	6/1/12	3,280,000	3,617,709
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000	2,200,480
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000	2,767,625
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,647,462
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,741,662
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000	4,216,886
Florida--15.8%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000	2,479,524
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000	1,268,530
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program - Florida
Universities) (Insured;

National Public Finance
Guarantee Corp.)	5.50	10/1/16	4,285,000	4,365,129
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,284,367
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000	3,864,315
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000	2,199,700
Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.25	10/1/11	2,115,000	2,285,257
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	9,330,000	9,540,951
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	2,500,000	2,720,675
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/19	3,675,000	3,756,769
Florida Department of
Transportation, Turnpike
Revenue	5.25	7/1/23	1,945,000	1,989,540
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000	2,199,816
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,402,650
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	2,000,000	2,172,540
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,972,292
Florida Ports Financing
Commission, Revenue (State
Transportation Trust Fund -
Intermodal Program) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	1,745,000	1,764,858
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000	2,821,718
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/22	1,155,000	1,357,240
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,706,454
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/16	2,625,000	2,656,631
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000	2,474,286
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,594,125
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,594,125
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000	3,333,207
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/18	2,500,000	2,503,000
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	3,200,000 c	3,291,424
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,681,725
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/12	1,065,000	1,170,094
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000	1,672,095
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	2,500,000	2,663,175
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,304,668
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000	2,470,080
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty

Municipal Corp.)	5.25	10/1/17	5,000,000	5,802,150
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,412,150
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/15	5,000,000	5,283,750
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; National Public
Finance Guarantee Corp.)	6.25	10/1/11	1,770,000	1,909,352
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000	2,766,925
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000 d	1,499,460
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,506,080
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000	617,364
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000	2,084,740
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,131,380
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,129,947
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,845,197
Volusia County School Board,
Sales Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.38	10/1/15	4,000,000	4,350,000
Georgia--4.3%
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project)
(Insured; AMBAC)	5.25	12/1/15	2,560,000	2,758,938
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project)
(Insured; AMBAC)	5.25	12/1/16	2,700,000	2,880,441

Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000	3,352,260
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000	5,577,400
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	4,835,720
Georgia,
GO	5.00	7/1/24	10,000,000	11,281,700
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	11/1/16	5,000,000	5,403,650
Hawaii--.5%
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	2,753,700
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	1,630,000	1,667,637
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000	1,614,531
Illinois--2.2%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	7,172,851
Chicago Park District,
GO Limited Tax Park (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/20	1,300,000	1,373,736
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,190,306
Illinois,
GO	5.00	1/1/24	5,000,000 e	5,274,200
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	0/5.55	6/15/21	2,500,000 f	2,496,175
Indiana--.6%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	5/1/13	1,000,000	1,096,640
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000 e	3,770,235

Kansas--2.1%
Burlington,
EIR (Kansas City Power and
Light Company Project)
(Insured; XLCA)	5.00	4/1/11	5,000,000	5,194,950
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	1,935,000	2,023,120
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,452,389
Kentucky--.9%
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust Fund)
(Insured; National Public
Finance Guarantee Corp.)	5.25	9/1/18	5,000,000	5,693,450
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,203,100
Maine--.4%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	3,600,000	3,610,476
Maryland--.2%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.38	6/1/25	1,500,000	1,525,320
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/23	500,000	499,040
Massachusetts--.7%
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,881,560
Michigan--2.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	4,765,000	5,418,996
Detroit,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	5,000,000	5,130,850
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	1,855,000	1,620,491
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,236,711
Michigan Hospital Finance
Authority, Revenue (Oakwood

Obligation Group)	5.50	11/1/11	3,500,000	3,639,440
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,621,375
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group) (Prerefunded)	5.75	11/15/11	3,250,000 a	3,562,975
Minnesota--1.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,223,500
Minnesota Public Facilities
Authority, Clean Water Revenue	5.00	3/1/20	7,500,000	8,491,575
Mississippi--.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,092,349
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,468,511
Nevada--1.7%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,550,932
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,197,401
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,215,950
New Hampshire--.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	3,795,000	3,807,106
New Jersey--2.9%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	2,907,210
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,167,300
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,464,802

New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	1,044,960
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/10	1,880,000	1,902,184
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/11	1,970,000	2,050,809
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,125,000	2,198,801
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	6/1/21	5,000,000	5,514,350
New Mexico--1.4%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,050,000	1,086,204
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,540,000	2,723,998
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000	8,326,200
New York--5.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/15	3,000,000 g	2,845,980
New York City,
GO	5.00	8/1/18	5,000,000	5,543,150
New York City,
GO	5.00	4/1/20	2,500,000	2,703,050
New York City,
GO	5.00	4/1/22	4,810,000	5,141,217
New York City,
GO	5.00	8/1/22	3,000,000	3,288,990
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000	3,980,569
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital) (Insured;
FHA)	6.00	8/15/15	3,110,000	3,382,187
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	900,000	896,346
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,500,000	2,887,975

New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,538,750
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,149,540
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000	2,061,360
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	2,860,000	2,606,833
North Carolina--2.5%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,277,320
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,416,504
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	996,360
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,218,975
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/16	2,540,000	2,784,323
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/17	10,000,000	10,953,100
Ohio--3.5%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	5,000,000	5,617,450
Franklin County Convention
Facilities Authority, Tax and
Lease Revenue Anticipation
Bonds	5.00	12/1/23	2,075,000	2,305,304
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,155,000	1,168,802

Ohio,
Major New State Infrastructure
Project Revenue	5.75	6/15/19	2,000,000	2,376,880
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000 a	3,791,988
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000	4,116,524
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/23	5,000,000	5,676,150
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	4,126,920
Oregon--.8%
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/12	5,670,000	6,313,035
Pennsylvania--5.0%
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,110,300
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,057,600
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	880,000	857,850
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,781,475
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,925,600
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,054,080
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,413,350
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,805,156
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,546,280
Philadelphia,

GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,919,738
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,535,000	2,501,715
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	556,889
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.00	12/1/11	1,475,000 a	1,629,905
Rhode Island--.4%
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,381,768
South Carolina--3.0%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,814,393
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	5,000,000	5,361,650
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,288,350
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,167,464
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	3,635,000	3,634,746
Tennessee--.2%
Tennessee Housing Development
Agency, Homeownership Program
Revenue	5.30	7/1/11	1,395,000	1,407,220
Texas--7.4%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000 c	1,847,093
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000 c	1,095,367
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000 c	1,445,512
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	2,000,000	2,004,600
Cities of Dallas and Fort Worth,

Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	5,010,800
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	4,000,800
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,236,457
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/12	8,295,000	8,984,149
Houston,
Combined Utility System, First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	5,000,000	5,379,000
Houston,
Combined Utility System, First
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,750,000	2,997,665
Lower Colorado River Authority,
Revenue	5.75	5/15/23	2,000,000	2,163,860
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/15/20	4,200,000	4,266,024
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	3,277,950
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,498,755
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/23	5,000,000	5,438,300
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	5,000,000	5,844,950
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	2,675,000	2,755,197
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,277,340
Utah--1.5%
Jordanelle Special Service
District, Special Assessment

Bonds (Improvement District
Number 1999-1)	8.00	10/1/11	1,730,000	1,582,431
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,222,580
Utah Transit Authority,
Sales Tax Revenue	5.00	6/15/24	7,000,000	7,775,040
Virginia--.6%
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.25	6/1/12	2,460,000 a	2,558,720
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	4.50	9/1/18	2,450,000	2,759,631
Washington--4.2%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000	5,516,100
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,457,550
Franklin County,
GO (Pasco School District
Number 1) (Insured; Assured
Guaranty Municipal Corp.)	5.25	12/1/19	5,000,000	5,537,400
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000	2,557,320
Port of Seattle,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/16	5,000,000	5,293,000
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000	3,390,450
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	3/1/10	50,000	50,035
Washington,
GO	5.75	10/1/12	1,465,000	1,576,076
Washington,
GO	5.75	10/1/12	15,000	16,128
Washington,
GO (Various Purpose)	5.00	2/1/22	5,000,000	5,679,700
West Virginia--.4%
West Virginia Economic Development
Authority, LR (Department of

Environmental Protection)	5.50	11/1/22	2,895,000	3,093,221
Wisconsin--.8%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/11	3,500,000	3,703,245
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/19	2,950,000	3,158,742
U.S. Related--3.1%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,517,640
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,500,000	2,676,850
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,825,933
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,440,000	2,463,692
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	532,496
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000	3,194,850
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,785,451
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000	2,026,960
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	8,744,080
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.63	10/1/10	395,000	403,496
Total Long-Term Municipal Investments
(cost $797,592,410)				829,617,330
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.3%	Rate (%)	Date	Amount ($)	Value ($)
Utah;
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)

(cost $2,500,000)	0.12	3/1/10	2,500,000 [h]	2,500,000
Total Investments (cost $800,092,410)			99.1%	832,117,330
Cash and Receivables (Net)			.9%	7,465,165
Net Assets			100.0%	839,582,495

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities had a total market value of $7,679,396 or 0.9% of net assets.

d	Non-income producing--security in default.
e	Purchased on a delayed delivery basis.
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Variable rate security--interest rate subject to periodic change.
h	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $800,092,410. Net unrealized appreciation on investments was $32,024,920 of which $36,948,761 related to appreciated investment securities and $4,923,841 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue

PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:				-
Municipal Bonds	-	832,117,330	-	832,117,330

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)